Consolidated Cash Flows (USD $) In Thousands	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Cash flows from operating activities:
Net earnings x	$ 1,152,030	$ 1,179,983	$ 1,055,948
Adjustments to reconcile net earnings to cash provided by operating activities:
Share-based compensation expense	59,235	66,358	56,030
Depreciation and amortization	402,588	389,976	382,339
Deferred income taxes	(165,239)	(121,865)	(294,162)
Provision for losses on receivables	42,623	34,931	74,638
Other non-cash items	(9,454)	2,550	(3,586)
Additional investment in certain assets and liabilities, net of effect of businesses acquired:
(Increase) decrease in receivables	(252,641)	(166,426)	188,748
(Increase) decrease in inventories	(254,738)	(106,172)	177,590
Decrease (increase) in prepaid expenses and other current assets	341	(6,271)	(678)
Increase (decrease) in accounts payable	187,410	154,811	(198,284)
(Decrease) increase in accrued expenses	(43,348)	58,002	(120,314)
(Decrease) increase in accrued income taxes	(44,202)	(296,475)	325,482
(Increase) in other assets	(26,966)	(31,514)	(15,701)
Increase (decrease) in other long-term liabilities and prepaid pension cost, net	44,308	(271,692)	(48,380)
Excess tax benefits from share-based compensation arrangements	(429)	(768)	(2,921)
Net cash provided by operating activities	1,091,518	885,428	1,576,749
Cash flows from investing activities:
Additions to plant and equipment	(636,442)	(594,604)	(464,561)
Proceeds from sales of plant and equipment	19,069	21,710	25,244
Acquisition of businesses, net of cash acquired	(101,148)	(29,293)	(218,075)
Purchases of short-term investments	0	(85,071)	0
Maturities of short-term investments	24,993	61,568	0
Decrease (increase) in restricted cash	13,972	(30,630)	(1,271)
Net cash used for investing activities	(679,556)	(656,320)	(658,663)
Cash flows from financing activities:
Bank and commercial paper borrowings (repayments), net	181,975	0	0
Other debt borrowings	4,411	7,091	506,611
Other debt repayments	(8,732)	(10,695)	(10,173)
Debt issuance costs	(7)	(7)	(3,693)
Proceeds from common stock reissued from treasury for share-based compensation awards	332,688	94,750	111,780
Treasury stock purchases	(291,600)	(179,174)	(438,843)
Dividends paid	(597,071)	(579,763)	(548,246)
Excess tax benefits from share-based compensation arrangements	429	768	2,921
Net cash used for financing activities	(377,907)	(667,030)	(379,643)
Effect of exchange rates on cash	20,267	4,714	334
Net increase (decrease) in cash and cash equivalents	54,322	(433,208)	538,777
Cash and cash equivalents at beginning of period	585,443	1,018,651	479,874
Cash and cash equivalents at end of period	639,765	585,443	1,018,651
Supplemental disclosures of cash flow information:
Interest	119,050	127,411	108,608
Income taxes	$ 907,720	$ 1,141,963	$ 735,772